12. Income Taxes (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Deferred tax expense (benefit)	$ (172,374)	$ 755,139
Deferred Income Tax Charges [Member]
Depreciation	(82,902)	(5,039)
Mortgage servicing rights	(6,421)	(5,819)
Deferred compensation	(26,169)	45,324
Bad debts	(36,042)	(17,326)
Non-accrual loan interest	13,731	18,766
Limited partnership amortization	56,890	44,566
Investment in CFSG Partners	20,182	(7,189)
Core deposit intangible	(92,716)	(92,719)
Loan fair value	(9,951)	(7,953)
OREO write down	(10,370)	5,100
Tax credit carryovers	0	774,961
Other	1,394	2,467
Deferred tax expense (benefit)	$ (172,374)	$ 755,139